Income tax, Tax Losses Carried Forward (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Tax expense (income) of discontinued operation [abstract]
Gross amount	$ 1,904,835,875	$ 1,698,038,184
2018 [Member]
Tax expense (income) of discontinued operation [abstract]
Gross amount	$ 463,327,909
Expire rate	2028
2020 [Member]
Tax expense (income) of discontinued operation [abstract]
Gross amount	$ 30,851,973
Expire rate	2030
2021 [Member]
Tax expense (income) of discontinued operation [abstract]
Gross amount	$ 15,727,355
Expire rate	2031
2022 [Member]
Tax expense (income) of discontinued operation [abstract]
Gross amount	$ 37,489,376
Expire rate	2032
2023 [Member]
Tax expense (income) of discontinued operation [abstract]
Gross amount	$ 4,450,065
Expire rate	2033
2024 [Member]
Tax expense (income) of discontinued operation [abstract]
Gross amount	$ 557,141,333
Expire rate	2034
2025 [Member]
Tax expense (income) of discontinued operation [abstract]
Gross amount	$ 795,847,864
Expire rate	2035